Partners' Capital, Equity and Incentive Compensation Plans (Summary of Award Activity Under 2010 Equity Incentive Plan and 2013 Equity Incentive Plan and Related Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
2013 Equity Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Weighted average exercise price units					$ 0
Weighted average exercise price, Granted					$ 0
Weighted average exercise price, Exercised					$ 0
Weighted average exercise price, Released from restriction	$ 0	[1]	$ 0	[1]	$ 0	[1]
Weighted average exercise price, Cancelled/Expired	$ 21.00	[2]	$ 0		$ 0
Beginning balance, Weighted average fair value	$ 21.00		$ 0		$ 0
Weighted average fair value, Granted	$ 4.96		$ 3.50
Weighted average fair value, Exercised	$ 3.52	[3]	$ 0		$ 0
Weighted average fair value, Released from restriction	$ 0	[1]	$ 0	[1]	$ 0	[1]
Weighted average fair value, Cancelled/Expired	$ 3.52	[1],[2]	$ 3.52		$ 0
Ending balance, Weighted average fair value	$ 22.87		$ 21.00		$ 0
Weighted average price, Granted	$ 25.59		$ 21.00		$ 0
Weighted average price, Exercised	$ 21.00	[3]	$ 0
Ending balance, Weighted average price	$ 4.10		$ 3.50		$ 0
Beginning balance, Options Outstanding	367,910		0		0
Options, Granted	238,039		370,410		0
Options, Exercised	(3,000)	[3]	0		0
Options, Released from restriction	0	[1]	0	[1]	0	[1]
Options, Cancelled/Expired	(18,000)	[2]	(2,500)		0
Ending balance, Options Outstanding	584,949		367,910		0
2013 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Weighted average exercise price units					$ 0
Weighted average exercise price, Granted					$ 0
Weighted average exercise price, Exercised					$ 0
Weighted average exercise price, Released from restriction	$ 0	[1]	$ 0	[1]	$ 0	[1]
Weighted average exercise price, Cancelled/Expired	$ 21.00	[2]	$ 0		$ 0
Beginning balance, Weighted average fair value	$ 21.00		$ 0
Ending balance, Weighted average fair value	$ 29.13		$ 21.00		$ 0
Weighted average price, Granted	$ 32.66		$ 21.00
Weighted average price, Exercised	$ 21.00	[3]	$ 0
Beginning balance, Options Outstanding	108,629		0		0
Options, Granted	172,102		108,629		0
Options, Exercised	(25,786)	[3]	0		0
Options, Released from restriction	0	[1]	0	[1]	0	[1]
Options, Cancelled/Expired	(8,160)	[2]	0		0
Ending balance, Options Outstanding	246,785		108,629		0
Class O [Member] | 2010 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Weighted average exercise price units					$ 20.00
Weighted average exercise price, Granted					$ 25.00
Weighted average exercise price, Exercised					$ 0
Weighted average exercise price, Released from restriction	$ 0	[1]	$ 0	[1]	$ 0	[1]
Weighted average exercise price, Cancelled/Expired	$ 26.70	[2]	$ 0		$ 0
Beginning balance, Weighted average fair value	$ 23.44		$ 23.09		$ 4.38
Weighted average fair value, Granted	$ 0		$ 10.62
Weighted average fair value, Exercised	$ 4.75	[3]	$ 0		$ 0
Weighted average fair value, Released from restriction	$ 0	[1]	$ 0	[1]	$ 0	[1]
Weighted average fair value, Cancelled/Expired	$ 6.05	[2]	$ 5.31		$ 4.41
Ending balance, Weighted average fair value	$ 23.49		$ 23.44		$ 23.09
Weighted average price, Granted	$ 0		$ 25.00		$ 1.99
Weighted average price, Exercised	$ 20.71	[3]	$ 0
Ending balance, Weighted average price	$ 3.75		$ 3.84		$ 2.84
Beginning balance, Options Outstanding	1,622,747		1,471,943		699,368
Options, Granted	0		224,244		908,925
Options, Exercised	(15,750)	[3]	0		0
Options, Released from restriction	0	[1]	0	[1]	0	[1]
Options, Cancelled/Expired	(88,280)	[2]	(73,440)		(136,350)
Ending balance, Options Outstanding	1,518,717		1,622,747		1,471,943
Class RS [Member] | 2010 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Weighted average exercise price units					$ 0
Weighted average exercise price, Granted					$ 0
Weighted average exercise price, Exercised					$ 0
Weighted average exercise price, Released from restriction	$ 0	[1]	$ 0	[1]	$ 0	[1]
Weighted average exercise price, Cancelled/Expired	$ 0	[2]	$ 0		$ 0
Beginning balance, Weighted average fair value	$ 21.86		$ 0
Ending balance, Weighted average fair value	$ 23.49		$ 21.86		$ 0
Weighted average price, Granted	$ 0		$ 0
Weighted average price, Exercised	$ 0	[3]	$ 0
Beginning balance, Options Outstanding	173,750		178,750		50,000
Options, Granted	0		0		150,000
Options, Exercised	0	[3]	0		0
Options, Released from restriction	(99,125)	[1]	(5,000)	[1]	(21,250)	[1]
Options, Cancelled/Expired	0	[2]	0		0
Ending balance, Options Outstanding	74,625		173,750		178,750

[1]	This represents Class RS units that upon vesting have converted to Operating Partnership units.
[2]	Includes 8,160 of restricted Class A common stock surrendered by certain employees to satisfy their statutory minimum federal and state tax obligations associated with the vesting of restricted common stock.
[3]	This represents the Class A common stock that has been released from restriction and which was not surrendered by the holder to satisfy their statutory minimum federal and state tax obligations associated with the vesting of restricted common stock.